Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 97.5%	Shares	Value
Air freight & logistics - 0.2%
GXO Logistics, Inc.*	18,934	$1,537,630
Automobiles - 3.2%
Tesla, Inc.*	20,800	19,483,776
Beverages - 0.4%
Keurig Dr Pepper, Inc.	69,000	2,618,550
Biotechnology - 1.7%
AbbVie, Inc.	74,300	10,170,927
Building products - 1.0%
Carrier Global Corp.	127,931	6,099,750
Capital markets - 2.2%
Blackstone, Inc.	32,100	4,236,237
The Charles Schwab Corp.	58,300	5,112,910
The Goldman Sachs Group, Inc.	11,300	4,007,884
Chemicals - 1.3%
CF Industries Holdings, Inc.	41,200	2,837,444
Olin Corp.	102,600	5,198,742
Electrical equipment - 0.6%
Generac Holdings, Inc.*	12,600	3,557,988
Electronic equipment, instruments & components - 0.7%
Keysight Technologies, Inc.*	24,700	4,169,854
Entertainment - 0.8%
Netflix, Inc.*	11,400	4,869,396
Food & staples retailing - 2.1%
Costco Wholesale Corp.	13,300	6,718,229
Wal-Mart, Inc.	45,100	6,305,431
Health care providers & services - 3.8%
CVS Health Corp.	53,500	5,698,285
Laboratory Corp. of America Holdings*	10,800	2,930,688
McKesson Corp.	20,200	5,185,744
UnitedHealth Group, Inc.	20,500	9,687,685
Hotels, restaurants & leisure - 0.6%
Darden Restaurants, Inc.	27,700	3,874,399
Household durables - 1.4%
Lennar Corp., Class A	47,600	4,574,836
PulteGroup, Inc.	76,600	4,036,054
Insurance - 0.5%
MetLife, Inc.	44,400	2,977,464
Interactive media & services - 7.8%
Alphabet, Inc., Class A*	6,014	16,274,305
Alphabet, Inc., Class C*	4,612	12,516,830
Meta Platforms, Inc., Class A*	61,900	19,390,794
Internet & direct marketing retail - 5.3%
Amazon.com, Inc.*	10,800	32,307,876
IT services - 7.3%
Accenture PLC, Class A	18,100	6,399,798
Akamai Technologies, Inc.*	32,200	3,688,510
Cloudflare, Inc., Class A*	34,700	3,345,080
EPAM Systems, Inc.*	7,700	3,666,278
Global Payments, Inc.	19,600	2,937,648
MasterCard, Inc., Class A	24,730	9,555,177
PayPal Holdings, Inc.*	36,100	6,207,034
Visa, Inc., Class A	39,500	8,933,715
Life sciences tools & services - 2.1%
Danaher Corp.	5,900	1,686,161
Thermo Fisher Scientific, Inc.	19,300	11,219,090
Machinery - 1.1%
Cummins, Inc.	20,000	4,417,600
The Middleby Corp.*	12,700	2,352,040
Media - 0.4%
Omnicom Group, Inc.	33,352	2,513,407
Metals & mining - 0.2%
United States Steel Corp.	69,100	1,431,752
Multiline retail - 1.3%
Target Corp.	37,000	8,155,910
Oil, gas & consumable fuels - 0.9%
Coterra Energy, Inc.	87,600	1,918,440
Marathon Oil Corp.	179,400	3,492,918
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	97,600	6,333,264
Pfizer, Inc.	110,600	5,827,514
Professional services - 0.3%
ManpowerGroup, Inc.	20,600	2,160,322
Road & rail - 0.7%
Old Dominion Freight Line, Inc.	10,800	3,260,844
XPO Logistics, Inc.*	18,900	1,250,613
Semiconductors & semiconductor equipment - 12.1%
Advanced Micro Devices, Inc.*	53,100	6,066,675
Broadcom, Inc.	6,600	3,866,808
KLA Corp.	20,000	7,785,400
Lam Research Corp.	9,400	5,545,248
NVIDIA Corp.	99,400	24,339,084
ON Semiconductor Corp.*	38,100	2,247,900
Qorvo, Inc.*	33,300	4,571,424
QUALCOMM, Inc.	56,300	9,895,288
Teradyne, Inc.	58,900	6,916,627
Texas Instruments, Inc.	16,600	2,979,534
Software - 16.7%
Adobe, Inc.*	22,600	12,075,180
Crowdstrike Holdings, Inc., Class A*	11,700	2,113,488
Dropbox, Inc., Class A*	115,000	2,846,250
Fortinet, Inc.*	16,500	4,904,460
Microsoft Corp.	176,100	54,763,578
salesforce.com, Inc.*	34,900	8,118,787
SS&C Technologies Holdings, Inc.	71,100	5,678,757
Synopsys, Inc.*	38,800	12,047,400
Specialty retail - 6.3%
Advance Auto Parts, Inc.	13,600	3,148,536
AutoNation, Inc.*	20,200	2,201,800
AutoZone, Inc.*	2,700	5,363,145
Dick's Sporting Goods, Inc.	73,400	8,470,360
Foot Locker, Inc.	37,500	1,675,500
Lowe's Cos., Inc.	21,300	5,055,555
The Home Depot, Inc.	34,500	12,660,810
Technology hardware, storage & peripherals - 11.5%
Apple, Inc.	390,964	68,332,688
Western Digital Corp.*	43,300	2,240,342
Trading companies & distributors - 1.0%
United Rentals, Inc.*	18,800	6,018,256
Total common stocks (cost $252,528,313)		599,061,703
Total investment portfolio (cost $252,528,313) - 97.5%		599,061,703
Other assets in excess of liabilities - 2.5%		15,402,226
Total net assets - 100.0%		$614,463,929

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.